Commitments and contingencies (Details) £ in Millions	Sep. 30, 2025 GBP (£)	Mar. 31, 2025 GBP (£)
Disclosure of contingent liabilities [line items]
Energy purchase commitments	£ 13,649	£ 13,880
Contractual capital commitments	£ 6,520	£ 4,949
Maximum
Disclosure of contingent liabilities [line items]
License breach penalty, percentage of turnover	0.10